Consolidated Balance Sheets		Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Current assets
Cash		¥ 27,939,170	$ 4,011,597	¥ 40,266,725
Accounts receivable, net		30,913,334	4,438,637	87,545,391
Accounts receivable - a related party		1,676,016	240,648	26,154
Contract assets		4,460,046	640,388	3,203,033
Prepaid expenses and other current assets, net		12,210,990	1,753,294	28,551,387
Prepaid expenses - a related party				1,674,157
Total current assets		77,199,556	11,084,564	161,266,847
Non-current assets
Property and equipment, net		2,613,264	375,221	1,153,975
Intangible asset, net		757,959	108,830	920,908
Operating right-of-use assets, net		31,403,688	4,509,044	6,463,320
Deferred offering costs		6,326,130	908,326	898,870
Deferred tax assets		21,563	3,096	138,318
Refundable deposits		3,002,260	431,074
Prepayment for acquisition		3,596,823	516,444
Restricted cash		501,071	71,945
Total non-current assets		48,222,758	6,923,980	9,575,391
TOTAL ASSETS		125,422,314	18,008,544	170,842,238
Current liabilities
Short-term borrowings		14,800,000	2,125,032	10,900,000
Current maturities of long-term borrowing		600,000	86,150	600,000
Loans payable - third parties				4,800,000
Loans payable - related parties				1,612,000
Loans payable - shareholders				2,560,000
Accounts payable - third parties		18,147,774	2,605,717	41,901,620
Accounts payable - related parties		7,425,184	1,066,132	60,978,653
Contract liabilities		1,989,310	285,632	7,851,588
Accrued expenses and other current liabilities		4,217,732	605,596	7,239,053
Other payables - related parties		2,477,658	355,750	1,881,145
Other payables - shareholders		6,980,836	1,002,331	1,314,602
Taxes payable		2,130,433	305,894	2,345,914
Operating lease liabilities - current		18,079,265	2,595,880	3,698,233
Total current liabilities		76,848,192	11,034,114	147,682,808
Non-current liabilities
Long-term borrowing		4,400,000	631,766	3,850,000
Operating lease liabilities – non-current		13,276,535	1,906,288	2,539,151
Total non-current liabilities		17,676,535	2,538,054	6,389,151
Total liabilities		94,524,727	13,572,168	154,071,959
Commitments and contingencies
Shareholders’ Equity
Additional paid in capital		72,691,813	10,437,328	13,190,206
Subscription receivable		(34,823,000)	(5,000,000)
Statutory reserves		4,651,141	667,826	2,447,862
Retained earnings (Accumulated deficit)		(9,025,668)	(1,295,935)	1,219,888
Accumulated other comprehensive income (loss)		(181,546)	(26,068)	18,600
Total Jayud Global Logistics Limited shareholders’ equity		33,325,657	4,785,006	16,887,523
Non-controlling interests		(2,428,070)	(348,630)	(117,244)
Total shareholders’ equity		30,897,587	4,436,376	16,770,279
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY		125,422,314	18,008,544	170,842,238
Class A Ordinary shares
Shareholders’ Equity
Ordinary shares	[1]	8,830	1,268	6,880
Class B Ordinary shares
Shareholders’ Equity
Ordinary shares	[1]	¥ 4,087	$ 587	¥ 4,087

[1]	Ordinary shares, additional paid-in capital and share data have been retroactively restated to give effect to the reverse recapitalization completed on September 6, 2022 (Note 1(b)).